Regulatory Requirements (Narrative) (Detail) (Minimum)	Dec. 31, 2011
Minimum
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tangible capital to tangible assets	1.50%
Core capital to total adjusted assets	4.00%
Total capital to risk-adjusted total assets	8.00%
Core capital ratio	5.00%
Tier 1 risk-based capital ratio	6.00%
Total risk-based capital ratio	10.00%